PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Plant and equipment, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB

Plant and building	162,507	143,808
Machinery and equipment	101,543	96,537
Furniture and office equipment	12,367	12,367
Motor vehicles	3,591	3,590
Total	280,008	256,302
Accumulated depreciation	(85,600)	(81,313)
Accumulated impairment	(25,873)	(25,873)
Construction in progress	4,213	—
Plant and equipment, net	172,748	149,116